Quarterly Financial Highlights (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014		May 31, 2014		Feb. 28, 2014		Nov. 30, 2013		Aug. 31, 2013		May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2014		Aug. 31, 2013		Aug. 31, 2012
Text Block [Abstract]
Net sales	$ 615,053	$ 627,358		$ 645,735		$ 588,508		$ 585,397		$ 537,288		$ 548,589		$ 515,440		$ 532,085		$ 2,446,998		$ 2,133,402		$ 2,081,272
Gross profit	86,844	84,637		91,964		74,299		79,108		72,269		74,044		63,199		71,667		330,008		281,179		279,243
Income from continuing operations	13,388	15,164		19,347		6,648		12,631		(762)		10,313		12,306		12,142		53,790		33,999		52,909
Income (loss) from discontinued operations, net of tax	(10)	223		(23)		347		2,655		(1,571)		(4,821)		(282)		3		3,202		(6,671)		(860)
Net Income	13,378	15,387		19,324		6,995		15,286		(2,333)		5,492		12,024		12,145		56,992		27,328		52,049
Noncontrolling interests	(220)	(215)		(233)		(136)		(215)		(349)		(275)		(239)		(366)		(799)		(1,229)		(1,162)
Net income (loss) attributable to A. Schulman, Inc.	13,158	15,172		19,091		6,859		15,071		(2,682)		5,217		11,785		11,779		56,193		26,099		50,887
Basic earnings per share attributable to A. Schulman, Inc.
Income (loss) from continuing operations	$ 0.45	$ 0.51	[1]	$ 0.66	[1]	$ 0.23	[1]	$ 0.43	[1]	$ (0.04)	[1]	$ 0.34	[1]	$ 0.41	[1]	$ 0.40	[1]	$ 1.82	[1]	$ 1.12	[1]	$ 1.76
Income (loss) from discontinued operations	$ 0.00	$ 0.01	[1]	$ 0.00	[1]	$ 0.01	[1]	$ 0.09	[1]	$ (0.05)	[1]	$ (0.16)	[1]	$ (0.01)	[1]	$ 0.00	[1]	$ 0.11	[1]	$ (0.23)	[1]	$ (0.03)
Net income	$ 0.45	$ 0.52	[1]	$ 0.66	[1]	$ 0.24	[1]	$ 0.52	[1]	$ (0.09)	[1]	$ 0.18	[1]	$ 0.40	[1]	$ 0.40	[1]	$ 1.93	[1]	$ 0.89	[1]	$ 1.73
Diluted earnings per share attributable to A. Schulman, Inc.
Income (loss) from continuing operations	$ 0.45	$ 0.51	[1]	$ 0.65	[1]	$ 0.22	[1]	$ 0.43	[1]	$ (0.04)	[1]	$ 0.34	[1]	$ 0.41	[1]	$ 0.40	[1]	$ 1.80	[1]	$ 1.12	[1]	$ 1.75
Income (loss) from discontinued operations	$ 0.00	$ 0.01	[1]	$ 0.00	[1]	$ 0.01	[1]	$ 0.09	[1]	$ (0.05)	[1]	$ (0.16)	[1]	$ (0.01)	[1]	$ 0.00	[1]	$ 0.11	[1]	$ (0.23)	[1]	$ (0.03)
Net Income (loss) attributable to A. Schulman, Inc.	$ 0.45	$ 0.52	[1]	$ 0.65	[1]	$ 0.23	[1]	$ 0.52	[1]	$ (0.09)	[1]	$ 0.18	[1]	$ 0.40	[1]	$ 0.40	[1]	$ 1.91	[1]	$ 0.89	[1]	$ 1.72
Certain items included in income from continuing operations, net of tax
Asset write-downs		0	[2]	0	[2]	70	[2]	107	[2]	365	[3]	1,386	[3]	404	[3]	628	[3]	177	[2]	2,783	[3]
Costs related to acquisitions		2,635	[4]	872	[4]	1,822	[4]	546	[4]	736	[5]	890	[5]	596	[5]	313	[5]	5,875	[4]	2,535	[5]
Restructuring and related costs		1,463	[6]	1,840	[6]	2,513	[6]	3,340	[6]	5,577	[6]	2,472	[6]	1,320	[6]	1,762	[6]	9,156	[6]	11,131	[6]
Inventory step-up		323	[7]	0	[7]	782	[7]	319	[7]	0	[8]	0	[8]	0	[8]	138	[8]	1,424	[7]	138	[8]
Tax charges (benefits)		110		0		(426)		0		10,595	[9]	(17)	[9]	(6,160)	[9]	0	[9]	(316)		4,418	[9]
Total		$ 4,531		$ 2,712		$ 4,761		$ 4,312		$ 17,273		$ 4,731		$ (3,840)		$ 2,841		$ 16,316		$ 21,005

[1]	The sum of the four quarters does not equal the earnings per share amount calculated for the year due to rounding.
[2]	Asset write-downs include charges primarily related to the write-down of the facility in Oyonnax, France. Refer to Note 16 of the Company's Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company's Current Report on Form 8-K filed on April 27, 2015 for further discussion.
[3]	Asset write-downs include charges primarily related to the write-down of the facility in Oyonnax, France and the facility in Verolanuova, Italy during fiscal 2013. Refer to Note 16 of the Company's Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company's Current Report on Form 8-K filed on April 27, 2015 for further discussion.
[4]	Costs related to acquisitions include professional, legal and other expenses associated with the Perrite Group, Network Polymers, Inc., Prime Colorants and the Specialty Plastics acquisitions, along with other potential acquisitions.
[5]	Costs related to acquisitions include professional, legal and other expenses associated with the acquisitions of ECM, the Perrite Group and other potential acquisitions.
[6]	Restructuring and related costs include items such as employee severance charges, lease termination charges, curtailment gains/losses, other employee termination costs and charges related to the reorganization of the legal entity structure. Refer to Note 15 of the Company's Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company's Current Report on Form 8-K filed on April 27, 2015 for further discussion.
[7]	Inventory step-up relates to the fiscal 2014 acquisitions noted above.
[8]	Inventory step-up relates to the ECM acquisition.
[9]	Tax charges (benefits) include the effect of the adjustment to the German and Brazilian valuation allowances in fiscal 2013.